Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Activities
Net earnings (loss)	$ (369)	$ 3,003	$ (18,455)	$ 88,257	$ 152,128
Items not requiring cash and cash equivalents:
Depreciation and amortization	21,890	21,072	87,622	85,265	86,559
Equity (earnings) loss from associate and joint venture	(284)	412	(671)	(1,995)	(1,692)
Deferred income taxes	258	(4,520)	43,422	14,174	31,476
Share-based compensation expense	4,049	5,267	12,937	1,816	7,749
Loss on disposal of property, plant and equipment	0	25	(135)	(45)	(302)
Adjustments to reconcile profit (loss) other than changes in working capital	25,544	25,259	124,720	187,472	275,918
Net change in non-cash working capital and other	(22,919)	34,692	100,435	32,776	(221,749)
Cash provided by operating activities	2,625	59,951	225,155	220,248	54,169
Additions to:
Property, plant and equipment	(899)	(1,319)	(5,154)	(9,874)	(46,322)
Rental equipment	(2,540)	(11,329)	(52,187)	(123,879)	(217,068)
Proceeds on disposal of:
Property, plant and equipment			220	115	9,205
Rental equipment	80	528	3,692	3,121	4,454
Change in other assets	(33,595)	1,441	(10,101)	(7,242)	26,911
Cash used in investing activities	(36,954)	(10,679)	(63,530)	(137,759)	(222,820)
Financing Activities
Proceeds from (repayment of) long-term debt	(7,399)	(27,823)	(59,476)	(41,697)	(15,748)
Lease liability principal repayment	(3,513)	(3,336)	(14,215)	(12,770)	(12,551)
Lease interest	(695)	(793)	(3,029)	(3,371)	(2,586)
Dividends paid	(2,242)	(1,793)	(7,171)	(24,212)	(37,548)
Stock option exercises	12				7,453
Debt refinancing costs	6,203
Cash used in financing activities	(5,242)	(33,745)	(83,891)	(82,050)	(60,980)
Effect of exchange rate changes on cash and cash equivalents denominated in foreign currencies	27	(561)	(652)	(1,018)	(978)
Increase (decrease) in cash and cash equivalents	(39,544)	14,966	77,082	(579)	(230,609)
Cash and cash equivalents, beginning of period	172,758	95,676	95,676	96,255	326,864
Cash and cash equivalents, end of period	$ 133,214	$ 110,642	$ 172,758	$ 95,676	$ 96,255